Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
	Year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma revenue	$57,838	$167,953
Pro forma net income	$8,400	$14,394
Pro forma earnings per ordinary share-basic	$0.05	$0.10
Pro forma earnings per ordinary share-diluted	$0.05	$0.08

Internet service business [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Cash	$615
Other current assets	13
Property and equipment	28
Intangible assets
Domain name	408
Technology	293
Goodwill	338
Other current liabilities	(21)
Fair value of 35% equity interests owned by the Group	(1,056)
Total	$618

Anti-virus business [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation
US$

Intangible assets
Technology	$304
Non-compete agreement	67
Goodwill	120
Total	$491